Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom Income Portfolio℠
September 30, 2025
VIPIFFINC-NPRT3-1125
1.822890.120
Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,292,819	12,139,566
Fidelity International Bond Index Fund (a)	264,854	2,486,975
Fidelity Long-Term Treasury Bond Index Fund (a)	276,319	2,602,929
VIP High Income Portfolio - Investor Class (a)	187,042	948,302
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,038,075	29,712,378
TOTAL BOND FUNDS (Cost $48,745,922)		47,890,150

Domestic Equity Funds - 10.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,363	133,258
VIP Contrafund Portfolio - Investor Class (a)	20,785	1,364,921
VIP Equity Income Portfolio - Investor Class (a)	36,981	1,106,092
VIP Growth & Income Portfolio - Investor Class (a)	43,226	1,520,681
VIP Growth Portfolio - Investor Class (a)	20,962	2,263,517
VIP Mid Cap Portfolio - Investor Class (a)	9,147	348,239
VIP Value Portfolio - Investor Class (a)	39,684	771,853
VIP Value Strategies Portfolio - Investor Class (a)	24,616	382,528
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,354,158)		7,891,089

International Equity Funds - 12.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	214,617	3,268,614
VIP Overseas Portfolio - Investor Class (a)	221,393	6,668,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,303,963)		9,936,963

Money Market Funds - 16.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $12,812,926)	3.95	12,812,926	12,812,926

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $71,216,969)	78,531,128
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	78,531,128

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	133,258	-	-	-	-	133,258	1,363
Fidelity Inflation-Protected Bond Index Fund	12,017,224	1,169,777	1,701,775	137,158	(55,101)	709,441	12,139,566	1,292,819
Fidelity International Bond Index Fund	2,429,057	329,266	293,721	28,514	(9,364)	31,737	2,486,975	264,854
Fidelity Long-Term Treasury Bond Index Fund	2,311,549	932,184	724,835	79,311	(96,272)	180,303	2,602,929	276,319
VIP Contrafund Portfolio - Investor Class	1,265,673	402,061	445,819	38,320	(29,493)	172,499	1,364,921	20,785
VIP Emerging Markets Portfolio - Investor Class	4,110,350	764,075	2,562,891	-	490,102	466,978	3,268,614	214,617
VIP Equity Income Portfolio - Investor Class	1,032,656	324,199	368,031	7,564	(11,175)	128,443	1,106,092	36,981
VIP Government Money Market Portfolio - Investor Class	11,794,889	3,211,144	2,193,107	374,298	-	-	12,812,926	12,812,926
VIP Growth & Income Portfolio - Investor Class	1,416,853	440,996	519,264	13,512	(9,048)	191,144	1,520,681	43,226
VIP Growth Portfolio - Investor Class	2,097,597	625,708	666,322	23,919	(69,566)	276,100	2,263,517	20,962
VIP High Income Portfolio - Investor Class	928,159	43,041	97,500	1,938	(4,313)	78,915	948,302	187,042
VIP Investment Grade Bond II Portfolio - Investor Class	30,023,772	2,012,344	4,100,222	6,526	(133,945)	1,910,429	29,712,378	3,038,075
VIP Mid Cap Portfolio - Investor Class	325,119	107,364	88,724	14,241	(8,206)	12,686	348,239	9,147
VIP Overseas Portfolio - Investor Class	5,665,206	1,994,611	2,170,670	65,090	182,670	996,532	6,668,349	221,393
VIP Value Portfolio - Investor Class	725,619	228,727	194,552	26,735	(15,407)	27,466	771,853	39,684
VIP Value Strategies Portfolio - Investor Class	360,651	102,472	81,898	6,401	(8,972)	10,275	382,528	24,616
	76,504,374	12,821,227	16,209,331	823,527	221,910	5,192,948	78,531,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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